Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 28, 2011
New Covenant Income Fund (Prospectus Summary): | New Covenant Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	NEW COVENANT INCOME FUND
Supplement Text	ck0001070222_SupplementTextBlock

NEW COVENANT FUNDS
(the "Trust")

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND
(each, a "Fund" and, together, the "Funds")

Supplement dated February 23, 2012 to the
Prospectus dated October 28, 2011

The following information supplements the disclosure contained in the current Prospectus for the Funds.

With respect to the New Covenant Income Fund, the sub-section titled "Fees and Expenses" in the section titled "Summary Section" is hereby deleted and replaced with the following:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the New Covenant Income Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Income Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, By Year, Heading	rr_ExpenseExampleByYearHeading	This Example is intended to help you compare the cost of investing in the New Covenant Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the New Covenant Income Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the New Covenant Income Fund would be:
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The New Covenant Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Covenant Income Fund's performance. During the most recent fiscal year, the New Covenant Income Fund's portfolio turnover rate was 39% of the average value of its portfolio.

New Covenant Income Fund | New Covenant Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCICX
Maximum Sales Load Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Load	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143

[1]	The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Income Fund.